Financial Instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments
Schedule of carrying amount of financial assets

	Cash and cash
	equivalents		Trade receivables		Fixed term deposits
Carrying Amount	2025	2024	2025	2024	2025	2024
Zimbabwe	18,178	2,592	660	324	—	—
Jersey, Channel Islands	8,149	42	—	—	5,000	—
Other regions	9,411	1,626	7,347	4,187	—	—
	35,738	4,260	8,007	4,511	5,000	—

Schedule of contractual maturities of financial liabilities

		Contractual cashflows
	Carrying		12 months	Within 2	Within 3 to
December 31, 2025	amount	Total	or less	years	4 years
Trade and other payables	19,343	19,343	19,343	—	—
Loan note payable	11,741	12,711	7,760	4,951	—
Lease liabilities	1,179	1,382	349	315	718
Loans and borrowings	7,780	12,472	11,146	914	412
Overdrafts	11,898	11,898	11,898	—	—
	51,941	57,806	50,496	6,180	1,130

		Contractual cashflows
	Carrying		12 months or	Within 2	Within 3 to 4
December 31, 2024	amount	Total	less	years	years
Trade and other payables	13,714	13,714	13,714	—	—
Loan note payable	9,168	10,473	855	7,522	2,096
Lease liabilities	294	355	121	82	152
Loans and borrowings	2,674	3,118	1,464	1,323	331
Overdrafts	12,928	12,928	12,928	—	—
	38,778	40,588	29,082	8,927	2,579

Currency risk
Financial instruments
Schedule of sensitivity analysis

	2025		2024
	$’000		$’000
	Functional currency		Functional currency
	ZAR	$	ZAR	$
Cash and cash equivalents	62	598	62	1,729
USD denominated	61	—	61	—
ZAR denominated	—	447	—	1,477
ZiG denominated	—	131	—	252
RTGS$denominated	—	—	—	—
GBP denominated	1	20	1	—
CAD denominated	—	—	—	—

Trade and other receivables - ZiG denominated	—	3,287	—	3,873
Trade and other payables - ZiG denominated	—	(110)	—	(76)
Trade and other receivables - RTGS$denominated	—	—	—	—
Trade and other payables - RTGS$denominated	—	—	—	—
	62	3,775	62	5,526

	2025		2024
	$’000		$’000
	Functional currency		Functional currency
	ZAR	$	ZAR	$
Cash and cash equivalents	3	7	3	12
Trade and other receivables	—	156	—	184
Trade and other payables	—	(5)	—	(4)
	3	158	3	192

Interest rate risk
Financial instruments
Schedule of sensitivity analysis

	2025	2024
Cash and cash equivalents	35,738	4,260
Loans and borrowings	(1,536)	(2,674)
Overdrafts	(11,898)	(12,928)
	22,304	(11,342)

Sensitivity analysis - Cash and cash equivalents	2025	2024
Increase by 100 basis points	357	43
Decrease by 100 basis points	(357)	(43)

Sensitivity analysis - Loans and borrowings

Increase by 100 basis points	15	27
Decrease by 100 basis points	(15)	(27)

Sensitivity analysis - Overdraft

Increase by 100 basis points	119	129
Decrease by 100 basis points	(119)	(129)

	2025	2024
Fixed term deposit	5,000	—
Loans and borrowings	(6,244)	—
Loan Notes	(11,741)	(9,168)
	(12,985)	(9,168)

Gold price risk
Financial instruments
Schedule of sensitivity analysis

	2025	2024
Derivative financial assets - Put option
Increase by 5% of the gold price	—	—
Decrease by 5% of the gold price	411	—

Fair value loss on derivative financial instruments	2025	2024
Derivative financial assets - Put option
Increase by 5% of the gold price	—	—
Decrease by 5% of the gold price	411	—